Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Financial assets
Trade and bills receivables	¥ 12,150	$ 1,920	¥ 0
Cash and bank balances	6,029,207	952,572	4,052,957
Financial assets	13,218,760	2,088,471	11,370,669
Financial liabilities
Derivative not designated as hedges - foreign exchange forward contract			140
Trade and other payables (Note 28)	7,624,496	1,204,616	6,981,815
Other liabilities	79	12	248
Financial liabilities	9,060,142	1,431,438	7,581,144
Liquidity risk [Member]
Financial assets
Trade and bills receivables	7,075,319	1,117,850	7,111,890
Other receivables, excluding tax recoverable	133,295	21,060	248,275
Cash and bank balances	6,029,207	952,572	4,052,957
Held for trading investment	24,714	3,905	12,181
Financial assets	13,262,535	2,095,387	11,425,303
Financial liabilities
Derivative not designated as hedges - foreign exchange forward contract			140
Interest-bearing loans and borrowings	1,652,413	261,069	928,233
Trade and other payables (Note 28)	7,485,109	1,182,594	6,713,240
Other liabilities	79	12	113
Financial liabilities	9,137,601	$ 1,443,675	7,641,726
Liquidity risk [Member] | One Year or Less [Member]
Financial assets
Trade and bills receivables	7,075,319		7,111,890
Other receivables, excluding tax recoverable	132,675		246,687
Cash and bank balances	6,029,207		4,052,957
Held for trading investment	24,714		12,181
Financial assets	13,261,915		11,423,715
Financial liabilities
Derivative not designated as hedges - foreign exchange forward contract			140
Interest-bearing loans and borrowings	1,624,539		909,824
Trade and other payables (Note 28)	7,328,762		6,576,468
Other liabilities	33		43
Financial liabilities	8,953,334		7,486,475
Liquidity risk [Member] | Two to Five Years [Member]
Financial assets
Other receivables, excluding tax recoverable	620		1,588
Financial assets	620		1,588
Financial liabilities
Interest-bearing loans and borrowings	27,874		18,409
Trade and other payables (Note 28)	156,347		136,772
Other liabilities	46		70
Financial liabilities	¥ 184,267		¥ 155,251